Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transactions [Line Items]
Collection payment amount					¥ 5,400,000
Payments amount	28,790,200	$ 3,961,663	437,000		¥ 7,850,000
Settled payable			800,000	$ 100,000
Botao Ma [Member]
Related Party Transactions [Line Items]
Payments amount			¥ 15,000,000	$ 2,100,000
Xinhui [Member]
Related Party Transactions [Line Items]
Settled payable	500,000	$ 63,409
Shanghai Xinhui [Member]
Related Party Transactions [Line Items]
Cash consideration	¥ 6,003,659